Prepayments, receivables and other current assets, net and other non-current assets, net - Aging analysis of loans receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans receivable, net
Loans receivable	¥ 9,829,675	¥ 5,798,839
Current
Loans receivable, net
Loans receivable	9,287,244	5,551,986
Past Due
Loans receivable, net
Loans receivable	542,431	246,853
1-30 Days
Loans receivable, net
Loans receivable	219,243	70,990
31-60 Days
Loans receivable, net
Loans receivable	110,379	42,495
61-90 Days
Loans receivable, net
Loans receivable	85,685	38,340
91 Days or Greater
Loans receivable, net
Loans receivable	¥ 127,124	¥ 95,028